14. Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of warrants

The following table reflects all outstanding and exercisable warrants at September 30, 2020 and December 31, 2019. All warrants are exercisable for a period of five years from the date of issuance:

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Contractual Life (Yrs.)

Balance January 1, 2019	781,910	$1.36	1.38
Warrants issued	5,450,000	$0.25
Warrants exercised	—	$—
Warrants forfeited	(567,166)	$—
December 31, 2019	5,664,744	$0.28	1.79
Warrants issued	500,000	$0.10
Warrants exercised	—	$—
Warrants forfeited	—	$—
Balance September 30, 2020	6,164,744	$0.26	1.34

The following table reflects all outstanding and exercisable warrants at December 31, 2019 and 2018. All stock warrants are exercisable for a period of approximately five years from the date of issuance.

	Number of Warrants Outstanding	Weighted Avg. Exercise Price	Weighted Avg. Contractual Life (Yrs.)

Balance January 1, 2018	1,038,365	$1.36	2.38
Warrants issued	–	$–
Warrants exercised	(–)	$–
Warrants forfeited	(256,455)	$–
December 31, 2018	781,910	$1.36	1.38
Warrants issued	5,450,000	$0.25
Warrants exercised	(–)	$–
Warrants forfeited	(567,166)	$–
Balance 31, 2019	5,664,744	$0.28	1.79

Schedule of options

The following table represents all outstanding and exercisable stock options as of September 30, 2020.

Year Issued	Options Issued	Options Forfeited	Options Outstanding	Vested Options	Strike Price	Weighted Average Remaining Life (Yrs.)

2013	7,735,350	(834,000)	6,901,350	6,901,350	$0.24	2.97
2015	11,467,500	(11,467,500)	—	—	$0.36	—
2016	5,421,000	—	5,421,000	5,421,000	$0.78	0.44
2018	60,000	—	60,000	60,000	$0.78	2.58
Total	24,683,850	(12,301,500)	12,382,348	12,382,348	$0.48	1.51

The following table represents all outstanding and exercisable stock options as of December 31, 2019.

Year Issued	Options Issued	Options Forfeited	Options Outstanding	Vested Options	Strike Price	Weighted Average Remaining Life (Yrs.)

2013	7,735,350	(834,000)	6,901,350	6,901,350	$0.24	3.72
2015	11,467,500	–	11,467,500	11,467,500	$0.36	0.31
2016	5,421,000	–	5,421,000	5,421,000	$0.78	1.19
2018	60,000	–	60,000	60,000	$0.78	3.33
Total	24,683,850	(834,000)	23,849,850	23,849,850	$0.59	2.09